Principal Funds, Inc.
Supplement dated November 4, 2024
to the Prospectus and Statement of Additional Information
both dated December 31, 2023
(as previously supplemented)
This supplement updates information currently in the Prospectus and Statement of Additional Information. Please retain this supplement for future reference.
The changes described below are being made to the Prospectus.

SUMMARY FOR GLOBAL MULTI-STRATEGY FUND
On November 4, 2024, delete Sound Point Capital Management, LP and corresponding footnote from the Sub-Advisors section.

MANAGEMENT OF THE FUNDS
On November 4, 2024, under The Sub-Advisors section, delete all references to Sound Point Capital Management, LP.

The changes described below are being made to the Statement of Additional Information.

INVESTMENT ADVISORY AND OTHER SERVICES
On November 4, 2024, delete all references to Sound Point Capital Management, LP.

APPENDIX C - PROXY VOTING POLICIES
On November 4, 2024, delete the proxy voting policy for Sound Point Capital Management, LP.

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